Consolidated Balance Sheets (Parenthetical) In Millions, except Share data	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
ASSETS
Held-to-maturity Securities, Fair Value	20,158,157	16,020,691
Loans and Leases Receivable, Allowance, Beginning Balance	4,873,942	3,556,946
Stockholders' Equity
Common stock, par value	5,000	5,000
Common stock, shares authorized	2,400,000,000	2,400,000,000
Common stock, shares issued	806,015,340	806,015,340
Common stock, shares outstanding	806,012,779	806,012,780
Treasury securities, common shares	2,561	2,560